TAXES ON INCOME (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012
Schedule of Deferred Tax Assets [Table Text Block]
	As of	As of
	August 31,	November 30,
	2013	2012
In respect of:
Net operating loss carry forward	$749,424	$344,307
R&D expenses	123,584	57,344
Holiday and recreation pay	10,806	3,968
Severance pay accruals	869	402
Less – Valuation allowance	(884,683)	(406,021)
Net deferred tax assets	$-	$-

	November 30
	2012	2011
In respect of:
Net operating loss carry forward	$344,307	$46,810
R&D expenses	57,344	$0
Holiday and recreation pay	3,968	$0
Severance pay accruals	402	$0
Less - Valuation allowance	$406,021	$46,810
Net deferred tax assets	-	-